S000081588 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Polen Capital Global Growth ETF | Polen Capital Global Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	1.53%	12.12%